GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
Schedule of Financial Results of Discontinued Operations
	Year ended December 31,
	2012	2013	2014

Net income from discontinued operations	$-	$73	$80

Basic and diluted net income per Ordinary share from discontinued operations	$-	$0.02	$0.02